Short-term Loans - Summary of Short-term Loans (Detail) € in Millions, $ in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Amount	$ 139,380.9	$ 88,559.0	$ 4,993.9
Loan content				€ 4,195.8	$ 200.0	€ 2,398.0
Maturity date	2021-09	2021-02
Unsecured Loans [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 139,380.9	$ 88,559.0
Short-Term Loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	(0.25%)	(0.54%)	(0.25%)	(0.25%)	(0.54%)	(0.54%)
Short-Term Loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	0.01%	0.33%	0.01%	0.01%	0.33%	0.33%